LEASES - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Leased Assets [Line Items]
Impairment loss on right-of-use asset		$ 700
Cash payments included in the measurement of lease liabilities in operating cash flows	$ 3,079	2,706
Cash payments included in the measurement of lease liabilities in financing cash flows	$ 32	$ 35
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Right-of-use assets	$ 1,901	$ 2,595
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Operating lease liability	$ 1,560	$ 4,238
Operating lease charge	$ 1,918	$ 3,083
Weighted average discount rate (%)	5.80%	5.90%
Weighted average remaining lease term (years)	2 years 7 months 6 days	2 years 4 months 24 days
Low
Operating Leased Assets [Line Items]
Remaining lease term	2 months
High
Operating Leased Assets [Line Items]
Remaining lease term	7 years